Schedule of analysis of trade receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Staff Numbers And Costs
Trade and other receivables	$ 1,649	$ 3,866	$ 4,959
Less: credit note provision
Total	$ 1,649	$ 3,866	$ 4,959